Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Dec. 31, 2025
Internally developed software
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	3 years
Software
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	3 years